Note 12 - Commitments, Contingencies and Guarantees (Detail) - Operating and capital lease obligations (USD $) In Thousands, unless otherwise specified	12 Months Ended
Jan. 31, 2013
2014	$ 3,706
2014	64
2014	3,770
2015	2,967
2015	32
2015	2,999
2016	2,274
2016	2,274
2017	1,129
2017	1,129
2018	572
2018	572
Thereafter	614
Thereafter	614
11,262
96
$ 11,358